Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting Information, Additional Information [Abstract]
Net Sales
Our country of domicile is the Netherlands, which reported net sales of $15.9 million, $15.0 million and $12.4 million for the years ended 2018, 2017 and 2016, respectively, and these amounts are included in the line item Europe, Middle East and Africa as shown in the table below.

(in thousands)	2018	2017	2016
Net Sales
Americas:
United States	$632,660	$579,906	$555,676
Other Americas	60,359	73,478	71,797
Total Americas	693,019	653,384	627,473
Europe, Middle East and Africa	490,301	462,980	428,055
Asia Pacific, Japan and Rest of World	318,528	301,172	282,463
Total	$1,501,848	$1,417,536	$1,337,991

Long-Lived Assets

(in thousands)	2018	2017
Long-lived assets
Americas:
United States	$152,381	$148,694
Other Americas	3,748	4,488
Total Americas	156,129	153,182
Europe, Middle East and Africa:
Germany	284,601	286,567
Other Europe, Middle East and Africa	50,051	41,188
Total Europe, Middle East and Africa	334,652	327,755
Asia Pacific and Japan	20,878	13,384
Total	$511,659	$494,321